Restatement of Previously Issued Financial Statements - Balance Sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 26, 2021	Jan. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively	$ 1,000					$ 756			$ 721
Accumulated deficit	(390,981,000)					(105,312,000)			(16,196,476)
Total stockholders' (deficit) equity	(390,980,000)	$ (336,330,000)				$ (105,310,611)	$ (22,373,000)	$ (19,437,000)	$ (16,195,000)	$ (4,042,369)
Decarbonization Plus Acquisition Corporation Iii
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		350,000,000	$ 350,000,000	$ 350,000,000
Additional paid-in capital	131
Accumulated deficit	(54,361,439)	(60,148,223)	(36,933,492)	(37,101,115)
Total stockholders' (deficit) equity	(54,360,433)	(60,147,348)	(36,992,486)	(37,100,109)	$ 0
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively	$ 0
Decarbonization Plus Acquisition Corporation Iii | As Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		284,852,650	308,007,510	307,899,890
Additional paid-in capital		29,198,438	6,043,810	6,165,789
Accumulated deficit		(24,200,094)	(1,045,232)	(1,167,215)
Total stockholders' (deficit) equity		5,000,002	5,000,004	5,000,001
Decarbonization Plus Acquisition Corporation Iii | As Previously Reported | Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively		652	420	421
Decarbonization Plus Acquisition Corporation Iii | Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		65,147,350	41,992,490	42,100,110
Additional paid-in capital		(29,198,438)	(6,043,810)	(6,165,789)
Accumulated deficit		(35,948,260)	(35,948,260)	(35,933,900)
Total stockholders' (deficit) equity		(65,147,350)	(41,992,490)	(42,100,110)
Decarbonization Plus Acquisition Corporation Iii | Adjustment | Class A Common Stock
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Common stock, $0.0001 par value; 38,500,000 and 31,718,068 shares authorized; 7,558,601 and 7,213,730 shares issued and outstanding as of December 31, 2020 and 2019, respectively		$ (652)	$ (420)	$ (421)